GOODWILL AND INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2013
GOODWILL AND INTANGIBLE ASSETS, NET [Abstract]
GOODWILL AND INTANGIBLE ASSETS, NET
NOTE 7:-	GOODWILL AND INTANGIBLE ASSETS, NET

a.	Goodwill:

Changes in goodwill in the years ended December 31, 2012 and 2013 are as follows:

	2012	2013

Goodwill, beginning of year	$24,465	$24,465
Acquisitions	-	5,604

Goodwill, end of year	24,465	30,069

b.	Intangible assets:

	Weighted
	average
	amortization	December 31,
	period	2012	2013
	(years)
Cost:
Acquired technology	6	$12,625	$14,939
Customers relationships and brand name	10	9,107	9,817

		21,732	24,756

Accumulated amortization:
Acquired technology		8,814	10,979
Customers relationships and brand name		7,790	8,707

		16,604	19,686

Intangible assets, net		$5,128	$5,070

Amortization expenses for the years ended December 31, 2011, 2012 and 2013 were $ 3,848, $ 3,035 and $ 3,082, respectively.

In February 2013, the Company acquired all of the outstanding shares of Strangeloop Networks Inc. ("Strangeloop") for a total cash consideration of $ 8,402, of which $ 5,604 was attributed to goodwill and $ 3,023 to acquired intangible assets.

Pro forma results of operations for this acquisition have not been presented because they are not material to the consolidated results of operations.

Future estimated amortization expenses for the years ending:

December 31,

2014	1,690
2015	961
2016	844
2017	731
2018 and thereafter	844

Total	$5,070